UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter: Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
10/31/07 (Unaudited)

2050 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 96.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	144,727	$1,719,358
Putnam Equity Income Fund (Class Y)	63,348	1,197,910
Putnam Fund for Growth and Income (Class Y)	57,549	1,168,828
Putnam International Equity Fund (Class Y)	43,230	1,607,283
Putnam International Growth and Income Fund (Class Y)	87,115	1,605,535
Putnam International New Opportunities Fund (Class Y)	78,026	1,633,092
Putnam Investors Fund (Class Y)	147,620	2,351,585
Putnam Mid Cap Value Fund (Class Y)	36,325	586,293
Putnam Vista Fund (Class Y)	45,063	583,570
Putnam Voyager Fund (Class Y)	118,255	2,469,162

Total Equity Funds (cost $14,729,671)		$14,922,616

FIXED INCOME FUNDS* 5.0%	Shares	Value

Putnam Diversified Income Trust (Class Y)	--	$--
Putnam High Yield Advantage Fund (Class Y)	49,776	314,586
Putnam Income Fund (Class Y)	46,561	317,543
Putnam Money Market Fund (Class A)	146,964	146,964

Total Fixed Income Funds (cost $777,617)		$779,093

TOTAL INVESTMENTS

Total investments (cost $15,507,288)(a)		$15,701,709

* Percentages indicated are based on net assets of $15,433,409

2045 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 96.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	286,402	$3,402,458
Putnam Equity Income Fund (Class Y)	127,913	2,418,844
Putnam Fund for Growth and Income (Class Y)	117,268	2,381,713
Putnam International Equity Fund (Class Y)	88,634	3,295,400
Putnam International Growth and Income Fund (Class Y)	177,214	3,266,052
Putnam International New Opportunities Fund (Class Y)	158,760	3,322,848
Putnam Investors Fund (Class Y)	297,301	4,736,004
Putnam Mid Cap Value Fund (Class Y)	70,126	1,131,839
Putnam Vista Fund (Class Y)	86,988	1,126,490
Putnam Voyager Fund (Class Y)	237,895	4,967,254

Total Equity Funds (cost $29,682,609)		$30,048,902

FIXED INCOME FUNDS* 6.9%	Shares	Value

Putnam Diversified Income Trust (Class Y)	28,861	$285,143
Putnam High Yield Advantage Fund (Class Y)	102,084	645,170
Putnam Income Fund (Class Y)	109,649	747,808
Putnam Money Market Fund (Class A)	459,467	459,467

Total Fixed Income Funds (cost $2,136,929)		$2,137,588

TOTAL INVESTMENTS

Total investments (cost $31,819,538)(a)		$32,186,490

* Percentages indicated are based on net assets of $31,171,182

2040 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 92.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	385,214	$4,576,342
Putnam Equity Income Fund (Class Y)	177,764	3,361,525
Putnam Fund for Growth and Income (Class Y)	161,276	3,275,521
Putnam International Equity Fund (Class Y)	116,624	4,336,091
Putnam International Growth and Income Fund (Class Y)	236,513	4,358,933
Putnam International New Opportunities Fund (Class Y)	211,858	4,434,194
Putnam Investors Fund (Class Y)	415,447	6,618,076
Putnam Mid Cap Value Fund (Class Y)	97,075	1,566,798
Putnam Vista Fund (Class Y)	120,421	1,559,457
Putnam Voyager Fund (Class Y)	332,765	6,948,141

Total Equity Funds (cost $40,480,310)		$41,035,078

FIXED INCOME FUNDS* 11.6%	Shares	Value

Putnam Diversified Income Trust (Class Y)	135,316	$1,336,922
Putnam High Yield Advantage Fund (Class Y)	168,199	1,063,017
Putnam Income Fund (Class Y)	235,251	1,604,411
Putnam Money Market Fund (Class A)	1,125,038	1,125,038

Total Fixed Income Funds (cost $5,126,829)		$5,129,388

TOTAL INVESTMENTS

Total investments (cost $45,607,139)(a)		$46,164,466

* Percentages indicated are based on net assets of $44,287,929

2035 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 87.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	565,654	$6,719,964
Putnam Equity Income Fund (Class Y)	267,302	5,054,677
Putnam Fund for Growth and Income (Class Y)	241,422	4,903,291
Putnam International Equity Fund (Class Y)	165,540	6,154,778
Putnam International Growth and Income Fund (Class Y)	343,136	6,323,998
Putnam International New Opportunities Fund (Class Y)	307,368	6,433,209
Putnam Investors Fund (Class Y)	625,074	9,957,436
Putnam Mid Cap Value Fund (Class Y)	144,659	2,334,800
Putnam Vista Fund (Class Y)	179,451	2,323,887
Putnam Voyager Fund (Class Y)	500,673	10,454,048

Total Equity Funds (cost $59,871,259)		$60,660,088

FIXED INCOME FUNDS* 16.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	334,039	$3,300,302
Putnam High Yield Advantage Fund (Class Y)	387,645	2,449,916
Putnam Income Fund (Class Y)	501,122	3,417,655
Putnam Money Market Fund (Class A)	2,133,744	2,133,744

Total Fixed Income Funds (cost $11,293,450)		$11,301,617

TOTAL INVESTMENTS

Total investments (cost $71,164,709)(a)		$71,961,705

* Percentages indicated are based on net assets of $69,435,552

2030 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 80.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	653,134	$7,759,232
Putnam Equity Income Fund (Class Y)	328,749	6,216,653
Putnam Fund for Growth and Income (Class Y)	303,065	6,155,244
Putnam International Equity Fund (Class Y)	214,582	7,978,142
Putnam International Growth and Income Fund (Class Y)	417,250	7,689,920
Putnam International New Opportunities Fund (Class Y)	373,752	7,822,639
Putnam Investors Fund (Class Y)	764,329	12,175,759
Putnam Mid Cap Value Fund (Class Y)	172,847	2,789,747
Putnam Vista Fund (Class Y)	214,415	2,776,681
Putnam Voyager Fund (Class Y)	612,245	12,783,682

Total Equity Funds (cost $72,946,522)		$74,147,699

FIXED INCOME FUNDS* 21.8%	Shares	Value

Putnam Diversified Income Trust (Class Y)	631,900	$6,243,174
Putnam High Yield Advantage Fund (Class Y)	667,576	4,219,079
Putnam Income Fund (Class Y)	872,366	5,949,537
Putnam Money Market Fund (Class A)	3,556,020	3,556,020

Total Fixed Income Funds (cost $19,960,848)		$19,967,810

TOTAL INVESTMENTS
Total investments (cost $92,907,370) (a)		$94,115,509

* Percentages indicated are based on net assets of $91,720,291

2025 Fund
ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	--	$--

EQUITY FUNDS* 74.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	796,824	$9,466,273
Putnam Equity Income Fund (Class Y)	413,050	7,810,782
Putnam Fund for Growth and Income (Class Y)	373,370	7,583,138
Putnam International Equity Fund (Class Y)	229,795	8,543,783
Putnam International Growth and Income Fund (Class Y)	471,903	8,697,169
Putnam International New Opportunities Fund (Class Y)	422,724	8,847,616
Putnam Investors Fund (Class Y)	966,895	15,402,632
Putnam Mid Cap Value Fund (Class Y)	203,834	3,289,876
Putnam Vista Fund (Class Y)	252,858	3,274,513
Putnam Voyager Fund (Class Y)	774,552	16,172,647

Total Equity Funds (cost $87,807,051)		$89,088,429

FIXED INCOME FUNDS* 28.6%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,064,678	$10,519,020
Putnam High Yield Advantage Fund (Class Y)	971,200	6,137,981
Putnam Income Fund (Class Y)	1,578,986	10,768,686
Putnam Money Market Fund (Class A)	6,887,246	6,887,246

Total Fixed Income Funds (cost $34,287,630)		$34,312,933

TOTAL INVESTMENTS

Total investments (cost $122,094,681) (a)		$123,401,362

* Percentages indicated are based on net assets of $119,947,622

2020 Fund
ASSET ALLOCATION FUNDS* 3.6% (cost $4,971,978)	Shares	Value

Putnam Income Strategies Fund (Class Y)	447,179	$4,963,688

EQUITY FUNDS* 62.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	884,860	$10,512,141
Putnam Equity Income Fund (Class Y)	440,354	8,327,100
Putnam Fund for Growth and Income (Class Y)	393,619	7,994,404
Putnam International Equity Fund (Class Y)	162,086	6,026,365
Putnam International Growth and Income Fund (Class Y)	363,241	6,694,532
Putnam International New Opportunities Fund (Class Y)	325,390	6,810,418
Putnam Investors Fund (Class Y)	1,025,842	16,341,669
Putnam Mid Cap Value Fund (Class Y)	221,865	3,580,906
Putnam Vista Fund (Class Y)	275,229	3,564,221
Putnam Voyager Fund (Class Y)	821,625	17,155,528

Total Equity Funds (cost $85,780,441)		$87,007,284

FIXED INCOME FUNDS* 36.8%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,622,534	$16,030,633
Putnam High Yield Advantage Fund (Class Y)	1,140,071	7,205,247
Putnam Income Fund (Class Y)	2,408,023	16,422,720
Putnam Money Market Fund (Class A)	11,592,891	11,592,891

Total Fixed Income Funds (cost $51,204,604)		$51,251,491

TOTAL INVESTMENTS

Total investments (cost $141,957,023) (a)		$143,222,463

* Percentages indicated are based on net assets of $139,148,772

2015 Fund
ASSET ALLOCATION FUNDS* 14.1% (cost $17,933,496)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,612,851	$17,902,649

EQUITY FUNDS* 41.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	701,931	$8,338,936
Putnam Equity Income Fund (Class Y)	285,377	5,396,470
Putnam Fund for Growth and Income (Class Y)	276,692	5,619,615
Putnam International Equity Fund (Class Y)	106,618	3,964,075
Putnam International Growth and Income Fund (Class Y)	106,696	1,966,402
Putnam International New Opportunities Fund (Class Y)	95,592	2,000,746
Putnam Investors Fund (Class Y)	668,188	10,644,229
Putnam Mid Cap Value Fund (Class Y)	99,538	1,606,546
Putnam Vista Fund (Class Y)	123,472	1,598,966
Putnam Voyager Fund (Class Y)	535,393	11,179,001

Total Equity Funds (cost $51,749,892)		$52,314,986

FIXED INCOME FUNDS* 46.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	2,114,259	$20,888,877
Putnam High Yield Advantage Fund (Class Y)	1,023,194	6,466,586
Putnam Income Fund (Class Y)	2,378,923	16,224,253
Putnam Money Market Fund (Class A)	15,258,995	15,258,995

Total Fixed Income Funds (cost $58,774,263)		$58,838,711

TOTAL INVESTMENTS

Total investments (cost $128,457,651) (a)		$129,056,346

* Percentages indicated are based on net assets of $127,041,562

2010 Fund
ASSET ALLOCATION FUNDS* 24.8% (cost $15,674,534)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,409,830	$15,649,116

EQUITY FUNDS* 23.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	269,294	$3,199,216
Putnam Equity Income Fund (Class Y)	101,683	1,922,826
Putnam Fund for Growth and Income (Class Y)	57,955	1,177,070
Putnam International Equity Fund (Class Y)	37,495	1,394,057
Putnam International Growth and Income Fund (Class Y)	--	--
Putnam International New Opportunities Fund (Class Y)	--	--
Putnam Investors Fund (Class Y)	213,540	3,401,685
Putnam Mid Cap Value Fund (Class Y)	--	--
Putnam Vista Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	171,058	3,571,701

Total Equity Funds (cost $14,464,564)		$14,666,555

FIXED INCOME FUNDS* 54.9%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,361,894	$13,455,512
Putnam High Yield Advantage Fund (Class Y)	509,890	3,222,506
Putnam Income Fund (Class Y)	1,007,493	6,871,103
Putnam Money Market Fund (Class A)	11,058,511	11,058,511

Total Fixed Income Funds (cost $34,564,456)		$34,607,632

TOTAL INVESTMENTS

Total investments (cost $64,703,554) (a)		$64,923,303

* Percentages indicated are based on net assets of $63,047,582

Maturity Fund
ASSET ALLOCATION FUNDS* 36.1% (cost $12,042,341)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,083,119	$12,022,616

EQUITY FUNDS* 17.0%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	86,313	$1,025,394
Putnam Equity Income Fund (Class Y)	121,972	2,306,499
Putnam Fund for Growth and Income (Class Y)	3	61
Putnam International Equity Fund (Class Y)	--	--
Putnam International Growth and Income Fund (Class Y)	--	--
Putnam International New Opportunities Fund (Class Y)	--	--
Putnam Investors Fund (Class Y)	71,257	1,135,128
Putnam Mid Cap Value Fund (Class Y)	--	--
Putnam Vista Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	57,081	1,191,848

Total Equity Funds (cost $5,681,216)		$5,658,930

FIXED INCOME FUNDS* 48.5%	Shares	Value

Putnam Diversified Income Trust (Class Y)	611,564	$6,042,256
Putnam High Yield Advantage Fund (Class Y)	267,672	1,691,684
Putnam Income Fund (Class Y)	240,847	1,642,570
Putnam Money Market Fund (Class A)	6,756,529	6,756,529

Total Fixed Income Funds (cost $16,139,702)		$16,133,039

TOTAL INVESTMENTS

Total investments (cost $33,863,259) (a)		$33,814,585

* Percentages indicated are based on net assets of $33,291,262

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes

RetirementReady
2050 Fund	$ 364,569	$ (202,367)	$ 162,202	$ 15,539,507
2045 Fund	732,101	(428,612)	303,489	31,883,001
2040 Fund	999,067	(546,590)	452,477	45,711,989
2035 Fund	1,446,069	(854,334)	591,735	71,369,970
2030 Fund	1,899,446	(993,735)	905,711	93,209,798
2025 Fund	2,142,838	(1,287,672)	855,166	122,546,196
2020 Fund	1,898,265	(1,302,321)	595,944	142,626,519
2015 Fund	838,389	(1,001,730)	(163,341)	129,219,687
2010 Fund	-	(362,482)	(362,482)	65,285,785
Maturity Fund	-	(351,812)	(351,812)	34,166,397

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	586,349	1,098,685	-	1,719,358

Putnam Equity Income Fund	1,245,779	30,566	-	1,197,910

Putnam Fund for Growth and Income	864,424	3,668,470	12,484	1,168,828

Putnam International Equity Fund	1,030,818	4,483,010	-	1,607,283

Putnam International Growth and Income Fund	1,613,703	39,593	-	1,605,535

Putnam International New Opportunities Fund	1,613,703	39,593	-	1,633,092

Putnam Investors Fund	2,488,330	61,052	-	2,351,585

Putnam Mid Cap Value Fund	605,138	14,847	-	586,293

Putnam Vista Fund	605,139	14,847	-	583,570

Putnam Voyager Fund	939,452	2,708,158	-	2,469,162

Putnam Diversified Income Trust	-	-	-	-

Putnam High Yield Advantage Fund	324,524	7,919	1,782	314,586

Putnam Income Fund	151,955	489,585	6,946	317,543

Putnam Money Market Fund	52,571	60,589	1,855	146,964

Totals	$ 12,121,885	$ 12,716,914	$ 23,067	$ 15,701,709

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	596,034	2,239,234	-	3,402,458

Putnam Equity Income Fund	2,525,134	71,870	-	2,418,844

Putnam Fund for Growth and Income	913,315	7,511,861	26,923	2,381,713

Putnam International Equity Fund	1,071,912	9,184,154	-	3,295,400

Putnam International Growth and Income Fund	3,295,964	93,809	-	3,266,052

Putnam International New Opportunities Fund	3,295,964	93,809	-	3,322,848

Putnam Investors Fund	5,030,332	143,172	-	4,736,004

Putnam Mid Cap Value Fund	1,172,858	33,382	-	1,131,839

Putnam Vista Fund	1,172,858	33,382	-	1,126,490

Putnam Voyager Fund	962,873	5,557,988	-	4,967,254

Putnam Diversified Income Trust	293,748	8,322	1,353	285,143

Putnam High Yield Advantage Fund	668,169	18,913	3,657	645,170

Putnam Income Fund	168,141	906,206	15,336	747,808

Putnam Money Market Fund	232,010	121,857	4,354	459,467

Totals	$ 21,399,312	$ 26,017,959	$ 51,623	$ 32,186,490

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	720,220	2,529,315	-	4,576,342

Putnam Equity Income Fund	3,500,727	92,288	-	3,361,525

Putnam Fund for Growth and Income	1,118,022	9,538,680	35,276	3,275,521

Putnam International Equity Fund	1,272,288	11,386,583	-	4,336,091

Putnam International Growth and Income Fund	4,388,971	115,705	-	4,358,933

Putnam International New Opportunities Fund	4,388,971	115,705	-	4,434,194

Putnam Investors Fund	7,010,954	184,827	-	6,618,076

Putnam Mid Cap Value Fund	1,619,739	42,701	-	1,566,798

Putnam Vista Fund	1,619,740	42,701	-	1,559,457

Putnam Voyager Fund	1,193,998	6,713,999	-	6,948,141

Putnam Diversified Income Trust	1,374,365	36,064	6,282	1,336,922

Putnam High Yield Advantage Fund	1,098,464	28,801	5,967	1,063,017

Putnam Income Fund	371,111	2,293,808	35,848	1,604,411

Putnam Money Market Fund	177,094	525,581	16,214	1,125,038

Totals	$ 29,854,664	$ 33,646,758	$ 99,587	$ 46,164,466

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	1,049,495	3,479,457	-	6,719,964

Putnam Equity Income Fund	5,219,545	93,031	-	5,054,677

Putnam Fund for Growth and Income	1,689,444	14,089,508	53,002	4,903,291

Putnam International Equity Fund	1,858,310	16,433,831	-	5,154,778

Putnam International Growth and Income Fund	6,313,374	112,527	-	6,323,998

Putnam International New Opportunities Fund	6,313,374	112,527	-	6,433,209

Putnam Investors Fund	10,461,114	186,454	-	9,957,436

Putnam Mid Cap Value Fund	2,393,209	42,656	-	2,334,800

Putnam Vista Fund	2,393,209	42,656	-	2,323,887

Putnam Voyager Fund	1,796,082	9,794,607	-	10,454,048

Putnam Diversified Income Trust	3,363,226	59,665	15,547	3,300,302

Putnam High Yield Advantage Fund	2,509,826	44,487	13,822	2,449,916

Putnam Income Fund	897,741	6,027,713	85,709	3,417,655

Putnam Money Market Fund	360,761	1,273,444	32,015	2,133,744

Totals	$ 46,618,710	$ 51,792,563	$ 200,095	$ 70,961,705

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	1,095,810	4,019,280	-	7,759,232

Putnam Equity Income Fund	6,422,932	118,397	-	6,216,653

Putnam Fund for Growth and Income	1,785,666	16,551,450	63,602	6,155,244

Putnam International Equity Fund	1,907,863	18,125,177	-	7,978,142

Putnam International Growth and Income Fund	7,680,636	141,581	-	7,689,920

Putnam International New Opportunities Fund	7,680,636	141,581	-	7,822,639

Putnam Investors Fund	12,797,861	235,909	-	12,175,759

Putnam Mid Cap Value Fund	2,861,037	52,739	-	2,789,747

Putnam Vista Fund	2,861,037	52,739	-	2,776,681

Putnam Voyager Fund	1,936,437	11,471,141	-	12,783,682

Putnam Diversified Income Trust	6,366,162	116,804	29,407	6,243,174

Putnam High Yield Advantage Fund	4,324,968	79,285	23,802	4,219,079

Putnam Income Fund	1,298,718	9,111,415	139,186	5,949,537

Putnam Money Market Fund	599,050	2,843,621	61,690	3,556,020

Totals	$ 59,618,813	$ 63,061,119	$ 317,687	$ 94,115,509

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ -	$ -	$ -	$ -

Putnam Capital Opportunities Fund	1,075,852	4,427,855	-	9,466,273

Putnam Equity Income Fund	8,007,061	85,472	-	7,810,782

Putnam Fund for Growth and Income	1,900,817	20,481,156	80,487	7,583,138

Putnam International Equity Fund	1,909,610	22,415,403	-	8,543,783

Putnam International Growth and Income Fund	8,619,145	92,005	-	8,697,169

Putnam International New Opportunities Fund	8,619,145	92,005	-	8,847,616

Putnam Investors Fund	16,064,088	171,477	-	15,402,632

Putnam Mid Cap Value Fund	3,347,726	35,735	-	3,289,876

Putnam Vista Fund	3,347,726	35,735	-	3,274,513

Putnam Voyager Fund	1,994,713	13,739,699	-	16,172,647

Putnam Diversified Income Trust	10,642,634	113,073	49,702	10,519,020

Putnam High Yield Advantage Fund	6,242,952	66,271	34,661	6,137,981

Putnam Income Fund	1,794,961	12,917,891	227,765	10,768,686

Putnam Money Market Fund	895,775	4,160,675	110,343	6,887,246

Totals	$ 74,462,205	$ 78,834,452	$ 502,958	$ 123,401,362

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ 5,036,435	$ 64,178	$ 17,282	$ 4,963,688

Putnam Capital Opportunities Fund	902,211	3,953,242	-	10,512,141

Putnam Equity Income Fund	8,554,370	109,381	-	8,327,100

Putnam Fund for Growth and Income	1,620,862	22,671,928	87,847	7,994,404

Putnam International Equity Fund	1,143,196	18,150,391	-	6,026,365

Putnam International Growth and Income Fund	6,648,550	85,012	-	6,694,532

Putnam International New Opportunities Fund	6,648,550	85,012	-	6,810,418

Putnam Investors Fund	17,079,643	218,390	-	16,341,669

Putnam Mid Cap Value Fund	3,651,610	46,692	-	3,580,906

Putnam Vista Fund	3,651,610	46,692	-	3,564,221

Putnam Voyager Fund	1,706,950	15,498,302	-	17,155,528

Putnam Diversified Income Trust	16,253,585	206,857	75,639	16,030,633

Putnam High Yield Advantage Fund	7,343,824	93,383	40,586	7,205,247

Putnam Income Fund	2,413,466	23,507,196	377,106	16,422,720

Putnam Money Market Fund	1,039,544	4,252,817	169,894	11,592,891

Totals	$ 83,694,406	$ 88,989,473	$ 768,354	$ 143,222,463

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ 18,205,512	$ 270,605	$ 62,876	$ 17,902,649

Putnam Capital Opportunities Fund	785,410	3,447,516	-	8,338,936

Putnam Equity Income Fund	5,557,075	82,886	-	5,396,470

Putnam Fund for Growth and Income	1,357,822	16,678,030	63,737	5,619,615

Putnam International Equity Fund	657,480	7,786,559	-	3,964,075

Putnam International Growth and Income Fund	1,957,456	29,196	-	1,966,402

Putnam International New Opportunities Fund	1,957,456	29,196	-	2,000,746

Putnam Investors Fund	11,153,561	166,360	-	10,644,229

Putnam Mid Cap Value Fund	1,642,161	24,494	-	1,606,546

Putnam Vista Fund	1,642,161	24,494	-	1,598,966

Putnam Voyager Fund	1,349,847	12,457,553	-	11,179,001

Putnam Diversified Income Trust	21,224,566	315,085	99,253	20,888,877

Putnam High Yield Advantage Fund	6,605,408	97,974	36,741	6,466,586

Putnam Income Fund	3,149,710	31,507,494	436,733	16,224,253

Putnam Money Market Fund	1,747,111	10,543,216	268,563	15,258,995

Totals	$ 78,992,736	$ 83,460,658	$ 967,903	$ 129,056,346

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ 16,038,896	$ 362,333	$ 54,507	$ 15,649,116

Putnam Capital Opportunities Fund	638,229	428,982	-	3,199,216

Putnam Equity Income Fund	1,995,542	45,235	-	1,922,826

Putnam Fund for Growth and Income	597,889	6,556,185	21,398	1,177,070

Putnam International Equity Fund	178,903	172,679	-	1,394,057

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	3,591,976	81,423	-	3,401,685

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	647,274	4,635,524	-	3,571,701

Putnam Diversified Income Trust	13,780,080	310,916	63,705	13,455,512

Putnam High Yield Advantage Fund	3,317,487	74,789	18,158	3,222,506

Putnam Income Fund	2,580,213	24,387,300	263,696	6,871,103

Putnam Money Market Fund	1,864,521	9,307,062	199,830	11,058,511

Totals	$ 45,231,010	$ 46,362,428	$ 621,294	$ 64,923,303

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ 12,377,792	$ 333,859	$ 41,981	$ 12,022,616

Putnam Capital Opportunities Fund	204,691	701,784	-	1,025,394

Putnam Equity Income Fund	2,404,504	65,077	-	2,306,499

Putnam Fund for Growth and Income	345,919	3,631,289	10,105	61

Putnam International Equity Fund	-	-	-	-

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	1,203,992	32,585	-	1,135,128

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	376,607	2,636,960	-	1,191,848

Putnam Diversified Income Trust	6,215,726	167,447	28,565	6,042,256

Putnam High Yield Advantage Fund	1,749,455	47,089	9,556	1,691,684

Putnam Income Fund	1,702,224	15,127,048	134,350	1,642,570

Putnam Money Market Fund	1,326,096	4,523,122	116,874	6,756,529

Totals	$ 27,907,006	$ 27,266,260	$ 341,431	$ 33,814,585

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007